[LINCOLN FINANCIAL GROUP(R) LOGO]

                                                                  LAW DEPARTMENT
                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                       1300 SOUTH CLINTON STREET
                                                            FORT WAYNE, IN 46802

                                                               MARY JO ARDINGTON
                                                       ASSOCIATE GENERAL COUNSEL
                                                             Phone: 260-455-3917
                                                        MaryJo.Ardington@LFG.Com

VIA EDGAR


April 8, 2011

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re: Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Lincoln New York Account N for Variable Annuities Lincoln Life & Annuity Company of New York
         Lincoln ChoicePlus(SM) Signature
         FILE NOS. 811-09763; 333-171096

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York (the "Company") and Lincoln New York Account N for Variable Annuities (the "Account"), transmitted herewith for filing is Pre-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-4 (the "Registration Statement") under the Securities Act of 1933, as amended, for certain flexible premium variable annuity contracts (the "Contracts") that the Company proposes to issue through the Account. The Amendment is marked to show changes from the initial Registration Statement (filed December 10, 2010). A courtesy copy of the Amendment will be provided to the Staff under separate cover.

The Amendment reflects changes made in response to SEC Staff comments, non-material changes made to update the registration statement, and also includes up-to-date financial statements and exhibits.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

/s/ Mary Jo Ardington
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Mary Jo Ardington
Associate General Counsel